INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

14.          INCOME TAXES

Cayman Islands

The Company and Ezbuy are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International Holding Limited (“Lanting International”), LightInTheBox International Logistic Co., Ltd. (“LightInTheBox Logistic”), Light Square Limited (“Light Square”), and Ezbuy HK are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the years presented.

PRC

Lanting Gaochuang was qualified as a “software enterprise” in 2012 and therefore was entitled to a two-year income tax exemption starting from 2013, its first profit making year, following by a reduced tax rate of 12.5% for the subsequent three years ended December 31, 2017. On December 22, 2016, Lanting Gaochuang obtained the High and New Technology Enterprise ("HNTE”) certificate with a validity term of three years, hence was entitled to the preferential income tax rate of 15% in the year ended December 2018 and 2019.

Lanting Huitong was qualified as a “technology-advanced service enterprise” for the years ended December 31, 2016 and 2017, therefore was entitled to the preferential income tax rate of 15% for the years. For the year ended December 31, 2018, Lanting Huitong was subject to 25% statutory income tax rate in accordance with the Enterprise Income Tax Law (“EIT Law”).

Shenzhen Xuyi and Qianhai Xuyi Hunan Branch are qualified as “Small Profit Enterprises” in 2018, and therefore are subject to the preferential income tax rate of 10%.

Other entities of the Group domiciled in the PRC are subject to 25% statutory income tax rate in accordance with the EIT Law in the periods presented.

Netherland

LITB Netherlands B.V is located in Netherland and subject to Netherland profits tax at 25% with respect to the profit generated from Netherland.

United States

LITB, Inc. is located in the State of Delaware of the United States and subject to profits tax at 8.7% with respect to the profit generated from the United States.

Singapore

Ching International service PTE.LTD, D2D Express PTE.LTD,  Avant E-Commerce Service PTE.LTD and Avant Logistic Service PTE.LTD are located in Singapore, and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

Malaysia

Ching International Service (Malaysia) SDN.BHD and Avant Ecommerce Malaysia SDN.BHD are located in Malaysia, and subject to 24% statutory income tax rate with respect to the profit generated from Malaysia.

Thailand

Ezbuy (Thailand) Co., Ltd is located in Thailand and subject to 20% statutory income tax rate with respect to the profit generated from Thailand.

Indonesia

PT ezbuy Holdings Indonesia is located in Indonesia and subject to 25% statutory income tax rate with respect to the profit generated from Indonesia.

The components of loss before income taxes are as follows:

	Year ended December 31,
	2016	2017	2018

Cayman Islands	$(6,348)	$(3,705)	$(24,750)
Hong Kong SAR	(2,914)	(7,205)	(36,476)
PRC, excluding Hong Kong SAR, and other countries	576	1,235	1,436
Total	$(8,686)	$(9,675)	$(59,790)

For the years ended December 31, 2016, 2017 and 2018, income tax expense included in the consolidated statements of operations were attributable to the Group’s PRC subsidiaries and VIEs and comprised current tax expense $54,  $81 and $33, respectively. There was no material deferred tax expense for the years ended December 31, 2016, 2017 and 2018.

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018

Deferred tax assets:
Bad debt allowance	—	88
Accrued inventory provision	925	348
Net operating loss carry forwards	20,061	27,852
Less: Valuation allowance	(20,986)	(26,691)
Deferred tax asset, net	$—	$1,597

Deferred tax liabilities:
Acquired intangible assets	$—	$(1,597)

Net deferred tax assets	$—	$—
Net deferred tax liabilities	$—	$—

The Group operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. As of December 31, 2018, the Group has $10,052 of net operating loss carry forwards of the subsidiaries and VIEs registered in the PRC. Net operating loss of $1,890,  $813,  $5,201,  $878 and $1,270 will expire, if unused, by 2019, 2020, 2021, 2022 and 2023, respectively which will expire between 2019 and 2023 if not utilized. The Group has recognized a full valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Year ended December 31,
	2017	2018
Balance at beginning of the period	$19,818	$20,986
Additions	1,168	5,705
Balance at end of the period	$20,986	$26,691

Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2016	2017	2018

Loss before provision of income tax	$(8,686)	$(9,675)	$(59,790)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(2,172)	(2,419)	(14,948)
Non-deductible expenses	20	42	115
Effect of preferential tax rates	(11)	(67)	7
Utilization of tax loss previously not recognized	(124)	(99)	—
Effect of income tax rate differences in jurisdictions other than the PRC	1,843	1,456	9,154
Changes in valuation allowances	498	1,168	5,705
Income tax expense	$54	$81	$33

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2016, 2017 and 2018. The Group did not incur any interest related to unrecognized tax benefits, did not recognized any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2018.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. Circular 82, though technically only applies to China-controlled overseas registered enterprises, has made detailed explanations and clarification with respect to “substantial and overall management and control” over production and business operations, personnel, accounting and properties which provides a general guidance for the determination of PRC tax resident. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2017 and 2018, the Company’s subsidiaries located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes. In the future, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC, if any, that are taxable upon distribution to the Company, will be considered to be indefinitely reinvested, because the Group does not have any plan to pay cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business.

In accordance with relevant the PRC tax administration laws, tax years from 2013 to 2017 of the Group’s PRC entities remain subject to tax audits as of December 31, 2018, at the tax authority’s discretion.